Income Tax Matters	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax Matters

Note 12 - Income Tax Matters

The significant components of income tax expense for the years ended December 31, 2019, 2018 and 2017 are summarized as follows:

	2019	2018	2017
	(dollars in thousands)
Current tax expense:
Federal	$662	$524	$1,022
State	94	94	96
Total	756	618	1,118
Deferred tax expense:
Federal	26	(47)	680
State	(11)	8	11
Total	15	(39)	691
Net provision for income taxes	$771	$579	$1,809

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 21% to income before income taxes is summarized below:

	2019	2018	2017
	(dollars in thousands)
Tax computed at the statutory federal rate	$810	$642	$1,163
Increases (decrease) resulting from:
Tax exempt interest, net	(133)	(143)	(238)
State income taxes, net of federal benefit	65	80	71
Revalue of deferred tax assets	—	—	812
Other	29	—	1
Provision for income taxes	$771	$579	$1,809

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$478	$545	$569
Deferred compensation	1,078	1,012	936
Other	89	104	173
Lease liability	462	—	—
Net unrealized loss on securities available for sale	—	505	335
Total deferred tax assets	2,107	2,166	2,013
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(96)	—	—
Premises and equipment	(184)	(159)	(213)
Deferred loans fees and costs	(159)	(163)	(148)
Loan servicing	(92)	(99)	(116)
ROU asset	(447)	—	—
Total deferred tax liabilities	(978)	(421)	(477)
Net recorded deferred tax asset	$1,129	$1,745	$1,536

The net deferred tax asset is included in other assets on the accompanying consolidated balance sheets.

The Tax Cut and Jobs Act, or the Tax Act, was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 to address uncertainty in applying ASC Topic 740 in the reporting period in which the Tax Act was enacted. The Tax Act included a reduction to the corporate income tax rate from 35 percent to 21 percent effective January 1, 2018. Tax expense was increased in the fourth quarter of 2017 by a provisional $806,000 to reflect the Tax Act changes. This increase includes $155,000 tax expense related to the revaluation of the deferred tax asset for items charged to AOCI. The revaluation of deferred tax assets related to items charged to AOCI was a component of 2017 income tax expense and recognized in continuing operations as required by ASC Topic 740.